REVENUE AND SEGMENT INFORMATION - Analysis of revenue by product (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of products and services [line items]
Revenue	£ 5,602	£ 5,480
Oral Health
Disclosure of products and services [line items]
Revenue	1,838	1,728
Vitamins, Minerals and Supplements
Disclosure of products and services [line items]
Revenue	849	833
Pain Relief
Disclosure of products and services [line items]
Revenue	1,323	1,286
Respiratory Health
Disclosure of products and services [line items]
Revenue	850	893
Digestive Health
Disclosure of products and services [line items]
Revenue	490	491
Therapeutic Skin Health and Other
Disclosure of products and services [line items]
Revenue	£ 252	£ 249